Principal Accounting Policies - Goodwill, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues
Interest revenue				¥ 50,867
Interest cost				34,499
Liabilities recorded related to membership points and cash rewards	$ 1,347		¥ 1,395		¥ 9,374
Interest Receivable, Current	2,137		11,984		¥ 14,876
Revenues	327,643	¥ 2,280,987	2,240,149	2,192,100
Cost of Revenues
Losses of committed tour reservations				11,009
Advertising Expenses
Advertising expense		223,522	222,073	302,987
Share-based Compensation	$ 8,867	¥ 61,736	68,738	98,675
Stock Issued During Period, Shares, Treasury Stock Reissued | shares	964,128	964,128
Self Operator Package [Member]
Revenues
Revenues		¥ 724,239	509,737
Package Tours Services [Member]
Revenues
Revenues		166,186	241,181	497,918
Financial Services [Member]
Revenues
Revenues		97,016	117,537
The Affiliated Entities [Member]
Revenues
Revenues	$ 169,747	¥ 1,181,747	¥ 1,524,924	¥ 1,954,746